Other Liabilities, Provisions, Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Other Current Financial Liabilities

25.1 Other current financial liabilities

	December 31, 2018		December 31, 2017
Sundry creditors	Ps.	8,489	Ps.	9,116
Derivative financial instruments (see Note 20)		384		3,947
Others		20		16

Total	Ps.	8,893	Ps.	13,079

Schedule of Provisions and Other Non-Current Liabilities	25.2 Provisions and other non-current liabilities

	December 31, 2018		December 31, 2017
Contingencies	Ps.	9,928	Ps.	12,855
Payable taxes		873		458
Others		767		1,233

Total	Ps.	11,568	Ps.	14,546

Schedule of Other Financial Liabilities	25.3 Other financial liabilities

	December 31, 2018		December 31, 2017
Derivative financial instruments (see Note 20)	Ps.	1,262	Ps.	1,769
Security deposits		970		1,028

Total	Ps.	2,232	Ps.	2,797

Schedule of Provisions Recorded in Consolidated Statement of Financial Position

The following table presents the nature and amount of the contingencies recorded as of December 31, 2018 and 2017:

	December 31, 2018		December 31, 2017
Indirect taxes	Ps.	5,421	Ps.	6,836
Labor		2,601		2,723
Legal		1,906		3,296

Total	Ps.	9,928	Ps.	12,855

Summary of Changes in Provisions

25.5 Changes in the balance of provisions recorded

25.5.1 Indirect taxes

	December 31, 2018		December 31, 2017		December 31, 2016
Balance at beginning of the period	Ps.	6,836	Ps.	11,065	Ps.	1,725
Penalties and other charges		123		362		173
New contingencies (see Note 19)		178		91		768
Contingencies added in business combination (1)		104		861		7,840
Cancellation and expiration		106		(796)		(106)
Payments		(112)		(947)		(6)
Brazil amnesty adoption		—		(3,321)		—
Effects of changes in foreign exchange rates		(951)		(479)		671
Effects due to derecognition of Philippines		(863)		—		—

Balance at end of the period	Ps.	5,421	Ps.	6,836	Ps.	11,065

(1)

During 2016, Coca-Cola FEMSA recognized an amount of Ps. 7,840 corresponding to tax claims with local Brazil IRS (including a contingency of Ps. 5,321 related to the deductibility of a tax goodwill balance). The remaining contingencies relate to multiple claims with loss expectations assessed by management and supported by the analysis of legal counsels as possible, the total amount of contingencies guaranteed agreements amounts to Ps. 8,081. During 2017, Coca-Cola FEMSA took advantage of a Brazilian tax amnesty program. The settlement of certain outstanding matters under that amnesty program generated a benefit of Ps. 1,874 which has been offset against the corresponding indemnifiable assets.

25.5.2 Labor

	December 31, 2018		December 31, 2017		December 31, 2016
Balance at beginning of the period	Ps.	2,723	Ps.	2,578	Ps.	1,372
Penalties and other charges		310		56		203
New contingencies		330		283		397
Contingencies added in business combination		289		—		500
Cancellation and expiration		(133)		(32)		(186)
Payments		(193)		(92)		(336)
Effects of changes in foreign exchange rates		(725)		(69)		628
Venezuela deconsolidation effect		—		(1)		—

Balance at end of the period	Ps.	2,601	Ps.	2,723	Ps.	2,578

25.5.3 Legal

	December 31, 2018		December 31, 2017		December 31, 2016
Balance at beginning of the period	Ps.	3,296	Ps.	2,785	Ps.	318
Penalties and other charges		86		121		34
New contingencies		72		186		196
Contingencies added in business combination		67		783		2,231
Cancellation and expiration		(146)		(16)		(46)
Payments		(251)		(417)		(81)
Brazil amnesty adoption		—		7		—
Effects of changes in foreign exchange rates		(335)		(151)		133
Venezuela deconsolidation effect		—		(2)		—
Effects due to derecognition of Philippines		(883)		—		—

Balance at end of the period	Ps.	1,906	Ps.	3,296	Ps.	2,785

Schedule of Contractual Maturities of Operating Lease Commitments

The contractual maturities of the operating lease commitments by currency, expressed in Mexican pesos as of December 31, 2018, are as follows:

	Mexican Pesos		U.S. Dollars		Others
Not later than 1 year	Ps.	7,467	Ps.	565	Ps.	2,085
Later than 1 year and not later than 5 years		30,691		1,485		6,196
Later than 5 years		30,884		200		2,361

Total	Ps.	69,042	Ps.	2,250	Ps.	10,642

Schedule of Future Minimum Lease Payments

Future minimum lease payments under finance leases with the present value of the net minimum lease payments are as follows:

	2018 Minimum Payments		Present Value of Payments		2017 Minimum Payments		Present Value of Payments
Not later than 1 year	Ps.	38	Ps.	33	Ps.	41	Ps.	34
Later than 1 year and not later than 5 years		62		59		91		82
Later than 5 years		—		—		—		—

Total minimum lease payments		100		92		132		116
Less amount representing finance charges		8		—		16		—
Present value of minimum lease payments		92		92		116		116